Jan. 28, 2021
SUPPLEMENT
DATED AUGUST 6, 2021
TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class A and Class C Shares)
DATED JANUARY 28, 2021
Effective July 28, 2021 the portfolio allocation tables for the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth Fund have been amended. Accordingly, the Class A and C Shares Prospectus for the Timothy Plan Family of Funds, dated January 28, 2021, is amended as follows:
On page 44 of the Prospectus:
STRATEGIC GROWTH FUND
Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 10%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	0 - 20%
US Large/Mid Cap Core ETF	0 - 40%
US High Dividend Stock ETF	0 - 20%
International ETF	0 - 30%
High Small Cap Core ETF	0 - 20%
US Large/Mid Cap Core Enhanced ETF	0 - 40%
High Dividend Stock Enhanced ETF	0 - 20%
On page 50 of the Prospectus:
CONSERVATIVE GROWTH FUND
Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 15%
Large/Mid Cap Value Fund	0 - 15%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 5%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	20 - 40%
US Large/Mid Cap Core ETF	0 - 30%
US High Dividend Stock ETF	0 - 25%
International ETF	0 - 25%
High Small Cap Core ETF	0 - 15%
US Large/Mid Cap Core Enhanced ETF	0 - 30%
High Dividend Stock Enhanced ETF	0 - 25%
ALL PORTIONS OF THE PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT